Supplement dated August 19, 2014

To the Prospectuses dated May 1, 2014, as amended, for

New York Life Insurance and Annuity Corporation

Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life 2000

NYLIAC Survivorship Variable Universal Life

NYLIAC Variable Universal Life Provider

New York Life Variable Universal Life Accumulator

New York Life Survivorship Variable Universal Life Accumulator

NYLIAC Single Premium Variable Universal Life

NYLIAC Variable Universal Life

New York Life Legacy Creator Single Premium Variable Universal Life

New York Life Variable Universal Life Accumulator Plus

New York Life Lifetime Wealth Variable Universal Life

and

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Corporate Executive Accumulator Variable Universal Life

Corporate Executive Series Variable Universal Life

and

To the Prospectus dated May 1, 2008, as amended, for

NYLIAC Pinnacle Variable Universal Life Insurance

NYLIAC Pinnacle Survivorship Variable Universal Life Insurance

This supplement amends the May 1, 2014 and the May 1, 2008 prospectuses (the “Prospectuses”), as amended, for the variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to amend the Prospectuses to reflect a change in the information found in the table showing Annual Portfolio Company Operating Expenses.

Keeping this purpose in mind, please note the following:

I.	For policies investing in NYLIAC Variable Universal Life Separate Account – I

The following entries hereby replace the existing entries in the table showing Annual Portfolio Company Operating Expenses:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense(#)
Fidelity® VIP Overseas Portfolio – Initial Class[1]	0.68%	0.00%	0.14%	0.00%	0.82%
Fidelity® VIP Freedom 2020 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.60%	0.60	%(b)
Fidelity® VIP Freedom 2030 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.68%	0.68	%(b)
Fidelity® VIP Freedom 2040 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.70%	0.70	%(b)

1 Fidelity® VIP Overseas Portfolio – Initial Class is only offered through New York Life Lifetime Wealth Variable Universal Life, NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life.

(b) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

II.	For policies investing in NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I

The following entries hereby replace the existing entries in the table showing Annual Portfolio Company Operating Expenses:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense(#)
Fidelity® VIP Overseas Portfolio – Initial Class	0.68%	0.00%	0.14%	0.00%	0.82%
Fidelity® VIP Freedom 2010 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.55%	0.55	%(w)
Fidelity® VIP Freedom 2020 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.60%	0.60	%(w)
Fidelity® VIP Freedom 2030 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.68%	0.68	%(w)
Fidelity® VIP Freedom 2040 Portfolio – Initial Class	0.00%	0.00%	0.00%	0.70%	0.70	%(w)

(w) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

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